Investment Securities - Contractual Maturities of Investment Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Due in one year or less, Amortized Cost	$ 3,184
Due after one year through five years, Amortized Cost	3,430
Due after five years through ten years, Amortized Cost	35,452
Due after ten years, Amortized Cost	84,364
Total investment securities, excluding mortgage-backed securities, Amortized Cost	126,430
Total investment securities, Amortized Cost	452,023	439,488
Due in one year or less, Estimated Fair Value	3,184
Due after one year through five years, Estimated Fair Value	3,490
Due after five years through ten years, Estimated Fair Value	35,460
Due after ten years, Estimated Fair Value	79,606
Total investment securities, excluding mortgage-backed securities, Estimated Fair Value	121,740
Total investment securities, Estimated Fair Value	440,097	443,182
Due in one year or less, Amortized Cost
Due after one year through five years, Amortized Cost	250
Due after five years through ten years, Amortized Cost
Due after ten years, Amortized Cost
Total investment securities, excluding mortgage-backed securities, Amortized Cost	250
Total investment securities, Amortized Cost	681	912
Due in one year or less, Estimated Fair Value
Due after one year through five years, Estimated Fair Value	250
Due after five years through ten years, Estimated Fair Value
Due after ten years, Estimated Fair Value
Total investment securities, excluding mortgage-backed securities, Estimated Fair Value	250
Total investment securities, Estimated Fair Value	692	960
U.S. Government Agency Mortgage-Backed Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Total investment securities, Amortized Cost	325,316	348,854
Total investment securities, Estimated Fair Value	318,064	354,978
Total investment securities, Amortized Cost	431	662
Total investment securities, Estimated Fair Value	442	710
Other Mortgage-Backed Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Total investment securities, Amortized Cost	277	287
Total investment securities, Estimated Fair Value	293	286
Total investment securities, Amortized Cost